Risk Management Section - Retail Forborne Assets by Geographical Area (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Forborne assets	€ 9,492	€ 10,094
Retail Banking [Member]
Disclosure of financial assets [line items]
Forborne assets	4,861	5,012
Retail Banking [Member] | Netherlands [member]
Disclosure of financial assets [line items]
Forborne assets	2,212	2,461
Retail Banking [Member] | Belgium [member]
Disclosure of financial assets [line items]
Forborne assets	1,149	1,046
Retail Banking [Member] | Germany [member]
Disclosure of financial assets [line items]
Forborne assets	425	462
Retail Banking [Member] | Turkey [member]
Disclosure of financial assets [line items]
Forborne assets	314	273
Retail Banking [Member] | Poland [member]
Disclosure of financial assets [line items]
Forborne assets	209	216
Retail Banking [Member] | Romania [member]
Disclosure of financial assets [line items]
Forborne assets	101	69
Retail Banking [Member] | Italy [member]
Disclosure of financial assets [line items]
Forborne assets	25	25
Retail Banking [Member] | Spain [member]
Disclosure of financial assets [line items]
Forborne assets	25	39
Retail Banking [Member] | Rest of Europe [Member]
Disclosure of financial assets [line items]
Forborne assets	43	37
Retail Banking [Member] | Americas [Member]
Disclosure of financial assets [line items]
Forborne assets	2	1
Retail Banking [Member] | Asia [Member]
Disclosure of financial assets [line items]
Forborne assets	1	3
Retail Banking [Member] | Australia [member]
Disclosure of financial assets [line items]
Forborne assets	354	381
Performing Exposure [Member] | Retail Banking [Member]
Disclosure of financial assets [line items]
Forborne assets	2,686	2,862
Performing Exposure [Member] | Retail Banking [Member] | Netherlands [member]
Disclosure of financial assets [line items]
Forborne assets	1,367	1,514
Performing Exposure [Member] | Retail Banking [Member] | Belgium [member]
Disclosure of financial assets [line items]
Forborne assets	435	383
Performing Exposure [Member] | Retail Banking [Member] | Germany [member]
Disclosure of financial assets [line items]
Forborne assets	294	337
Performing Exposure [Member] | Retail Banking [Member] | Turkey [member]
Disclosure of financial assets [line items]
Forborne assets	184	197
Performing Exposure [Member] | Retail Banking [Member] | Poland [member]
Disclosure of financial assets [line items]
Forborne assets	101	115
Performing Exposure [Member] | Retail Banking [Member] | Romania [member]
Disclosure of financial assets [line items]
Forborne assets	55	36
Performing Exposure [Member] | Retail Banking [Member] | Italy [member]
Disclosure of financial assets [line items]
Forborne assets	13	13
Performing Exposure [Member] | Retail Banking [Member] | Spain [member]
Disclosure of financial assets [line items]
Forborne assets	13	23
Performing Exposure [Member] | Retail Banking [Member] | Rest of Europe [Member]
Disclosure of financial assets [line items]
Forborne assets	22	18
Performing Exposure [Member] | Retail Banking [Member] | Americas [Member]
Disclosure of financial assets [line items]
Forborne assets	1
Performing Exposure [Member] | Retail Banking [Member] | Asia [Member]
Disclosure of financial assets [line items]
Forborne assets	0	2
Performing Exposure [Member] | Retail Banking [Member] | Australia [member]
Disclosure of financial assets [line items]
Forborne assets	201	225
Non-performing exposure [member] | Retail Banking [Member]
Disclosure of financial assets [line items]
Forborne assets	2,175	2,151
Non-performing exposure [member] | Retail Banking [Member] | Netherlands [member]
Disclosure of financial assets [line items]
Forborne assets	845	946
Non-performing exposure [member] | Retail Banking [Member] | Belgium [member]
Disclosure of financial assets [line items]
Forborne assets	714	663
Non-performing exposure [member] | Retail Banking [Member] | Germany [member]
Disclosure of financial assets [line items]
Forborne assets	131	126
Non-performing exposure [member] | Retail Banking [Member] | Turkey [member]
Disclosure of financial assets [line items]
Forborne assets	130	77
Non-performing exposure [member] | Retail Banking [Member] | Poland [member]
Disclosure of financial assets [line items]
Forborne assets	109	101
Non-performing exposure [member] | Retail Banking [Member] | Romania [member]
Disclosure of financial assets [line items]
Forborne assets	46	33
Non-performing exposure [member] | Retail Banking [Member] | Italy [member]
Disclosure of financial assets [line items]
Forborne assets	12	12
Non-performing exposure [member] | Retail Banking [Member] | Spain [member]
Disclosure of financial assets [line items]
Forborne assets	12	16
Non-performing exposure [member] | Retail Banking [Member] | Rest of Europe [Member]
Disclosure of financial assets [line items]
Forborne assets	22	19
Non-performing exposure [member] | Retail Banking [Member] | Americas [Member]
Disclosure of financial assets [line items]
Forborne assets	1	1
Non-performing exposure [member] | Retail Banking [Member] | Asia [Member]
Disclosure of financial assets [line items]
Forborne assets	1	1
Non-performing exposure [member] | Retail Banking [Member] | Australia [member]
Disclosure of financial assets [line items]
Forborne assets	€ 153	€ 156